CONSOLIDATED STATEMENTS OF CASH FLOW (Parenthetical) - Lamf Global Ventures Corp I [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common Class A [Member]
Temporary equity stock redeemed during the period shares	22,347,384	22,347,384
Stock Repurchased During Period, Shares	22,347,384	22,347,384